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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                              -----------------

Check here if Amendment [ ]; Amendment Number: ______
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alliance Trust PLC
Address: 8 West Marketgait
         Dundee, Scotland  DD1 1QN
         United Kingdom

Form 13F File Number:  28-13036

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ian Anderson
Title:   Assistant Secretary
Phone:   +44 1382 321238

Signature, Place, and Date of Signing:


     /s/ Ian Anderson      Dundee, Scotland, United Kingdom     October 12, 2012
-------------------------  --------------------------------    -----------------
       [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total: $1,145,532 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE



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                                                                                       INVEST-
                     TITLE                                                                MENT
                        OF                   VALUE     VALUE     SHRS OR  SH /  PUT /  DISCRE-     OTHER         VOTING AUTHORITY
NAME OF ISSUER       CLASS    CUSIP           (X$)  (X$1000)     PRN AMT   PRN   CALL     TION  MANAGERS        SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AMER TOWER CORP
COM NEW USD0.01     EQUITY  B7FBFL2  53,749,140.00    53,749     753,000    SH            SOLE      NONE     753,000
AMGEN INC COM
USD0.0001           EQUITY  2023607  34,478,700.00    34,479     409,000    SH            SOLE      NONE     409,000
APACHE CORP COM
USD0.625            EQUITY  2043962  29,824,338.33    29,824     345,309    SH            SOLE      NONE     345,309
APPLE INC COM NPV   EQUITY  2046251  60,161,239.50    60,161      90,190    SH            SOLE      NONE      90,190
BAIDU INC ADS EACH
REP 0.10 ORD CLS'A  EQUITY  B0FXT17  18,210,679.00    18,211     155,900    SH            SOLE      NONE     155,900
BAXTER INTL INC
COM USD1            EQUITY  2085102  12,155,919.50    12,156     201,758    SH            SOLE      NONE     201,758
B/E AEROSPACE INC
COM USD0.01         EQUITY  2089427  22,307,700.00    22,308     530,000    SH            SOLE      NONE     530,000
BORG WARNER INC
COM USD0.01         EQUITY  2111955  32,113,032.00    32,113     464,800    SH            SOLE      NONE     464,800
BPZ RESOURCES INC  CONVER-
6.5% NTS 01/03/15    TIBLE
USD                   BOND  2BTBMK3   9,867,979.11     9,868  12,448,000    SH            SOLE      NONE  12,448,000
CERNER CORP
COM USD0.01         EQUITY  2185284  28,653,480.00    28,653     370,200    SH            SOLE      NONE     370,200
CLEAN HARBORS
INC COM USD0.01     EQUITY  2202473  24,827,133.20    24,827     508,232    SH            SOLE      NONE     508,232
COACH INC
COM USD0.01         EQUITY  2646015  21,625,461.00    21,625     386,100    SH            SOLE      NONE     386,100
CVS CAREMARK
CORP COM
STK USD0.01         EQUITY  2577609  39,967,296.00    39,967     825,600    SH            SOLE      NONE     825,600
DANAHER CORP
COM USD0.01         EQUITY  2250870  35,531,285.00    35,531     644,500    SH            SOLE      NONE     644,500
DAVITA INC
COM USD0.001        EQUITY  2898087  24,854,400.00    24,854     240,000    SH            SOLE      NONE     240,000
ENTERPRISE PRODS
P COM UNITS REP
LIM PART INT        EQUITY  2285388  40,132,508.00    40,133     749,300    SH            SOLE      NONE     749,300
EXPRESS SCRIPTS
HO COM USD0.01      EQUITY  B7QQYV9  50,642,179.59    50,642     808,593    SH            SOLE      NONE     808,593
GOOGLE INC COM
USD0.001 CL'A'      EQUITY  B020QX2  28,138,001.00    28,138      37,300    SH            SOLE      NONE      37,300
INTEROIL CORP
COM NPV             EQUITY  B02SJF9  46,306,919.48    46,307     599,986    SH            SOLE      NONE     599,986
JOHNSON &
JOHNSON
COM USD1            EQUITY  2475833  21,487,440.00    21,487     312,000    SH            SOLE      NONE     312,000
MARSH &
MCLENNAN
COM USD1            EQUITY  2567741  13,564,000.00    13,564     400,000    SH            SOLE      NONE     400,000
MATTEL INC
COM USD1            EQUITY  2572303  37,413,930.00    37,414   1,055,400    SH            SOLE      NONE   1,055,400
MICROSOFT CORP
COM USD0.00000625   EQUITY  2588173  40,692,645.00    40,693   1,367,820    SH            SOLE      NONE   1,367,820
MONSANTO COM
STK USD0.01         EQUITY  2654320  21,890,310.00    21,890     240,500    SH            SOLE      NONE     240,500
NATL OILWELL
VARCO COM USD0.01   EQUITY  2624486   6,023,153.98     6,023      75,233    SH            SOLE      NONE      75,233
NETAPP INC
COM USD0.001        EQUITY  2630643  15,203,993.40    15,204     462,690    SH            SOLE      NONE     462,690
NEW YORK COMMTY
COM USD0.01         EQUITY  2711656  38,090,400.00    38,090   2,690,000    SH            SOLE      NONE   2,690,000
PFIZER INC
COM USD0.05         EQUITY  2684703  68,613,048.00    68,613   2,762,200    SH            SOLE      NONE   2,762,200
PHILIP MORRIS
INTL COM STK NPV    EQUITY  B2PKRQ3  35,972,000.00    35,972     400,000    SH            SOLE      NONE     400,000
PLUM CREEK TMBR
CO COM USD0.01      EQUITY  2692397  22,771,855.04    22,772     519,431    SH            SOLE      NONE     519,431
QUALCOMM INC
COM
USD0.0001           EQUITY  2714923  51,084,100.00    51,084     818,000    SH            SOLE      NONE     818,000
ROSS STORES INC
COM USD0.01         EQUITY  2746711  38,108,100.00    38,108     590,000    SH            SOLE      NONE     590,000
UNION PACIFIC
CORP COM
USD2.50             EQUITY  2914734  15,842,652.58    15,843     133,513    SH            SOLE      NONE     133,513
UTD
TECHNOLOGIES
COM USD1            EQUITY  2915500  45,441,792.00    45,442     580,800    SH            SOLE      NONE     580,800
VISA INC COM
STK USD0.0001       EQUITY  B2PZN04  32,818,917.18    32,819     244,443    SH            SOLE      NONE     244,443
WELLS
FARGO &
CO COM
USD1 2/3            EQUITY  2649100  26,966,275.00    26,966     780,500    SH            SOLE      NONE     780,500

                                                   1,145,532


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